Prepayments On Flight Equipment (Summary Of Movements In Prepayments On Flight Equipment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Prepayments On Flight Equipment [Abstract]
Net book value at beginning of period	$ 199,417	$ 527,666	$ 448,945
Prepayments made	43,313	132,706	431,410
Prepayments applied against the purchase of flight equipment	(151,550)	(468,933)	(375,690)
Interest capitalized	4,439	7,978	23,001
Net book value at end of period	$ 95,619	$ 199,417	$ 527,666